United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2019

Date of Reporting Period: Quarter ended 10/31/18

Item 1.	Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount, Contracts or Shares		Value
	U.S. TREASURIES—67.6%
	U.S. Treasury Notes—67.6%
$10,000,000	1.625%, 8/15/2022	$9,521,098
12,500,000	1.750%, 3/31/2022	12,014,229
10,000,000	1.750%, 5/15/2022	9,595,560
13,000,000	2.125%, 8/15/2021	12,719,688
12,500,000	2.125%, 12/31/2021	12,192,480
10,000,000	2.625%, 8/31/2020	9,957,422
10,000,000	2.625%, 7/15/2021	9,922,187
10,000,000	2.625%, 6/30/2023	9,845,625
10,000,000	2.750%, 9/30/2020	9,977,344
20,000,000	2.750%, 9/15/2021	19,899,532
18,000,000	2.750%, 4/30/2023	17,829,281
10,000,000	2.750%, 7/31/2023	9,896,406
10,000,000	2.750%, 8/31/2023	9,898,359
13,000,000	2.875%, 9/30/2023	12,932,562
10,000,000	2.875%, 10/31/2023	9,948,828
	TOTAL U.S. TREASURIES (IDENTIFIED COST $176,681,509)	176,150,601
	COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
	Government National Mortgage Association—3.3%
3,550,380	REMIC 2011-135 QE, 2.000%, 6/16/2041	3,375,587
5,256,575	REMIC 2014-6 JA, 2.750%, 6/20/2042	5,166,793
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,594,881)	8,542,380
	GOVERNMENT AGENCIES—19.1%
	Federal Home Loan Bank System—13.4%
5,000,000	2.950%, 9/17/2021	4,974,380
15,000,000	3.000%, 10/12/2021	14,995,950
5,000,000	3.375%, 9/8/2023	5,052,455
10,000,000	3.420%, 9/28/2023	9,948,370
	TOTAL	34,971,155
	Federal National Mortgage Association—5.7%
15,000,000	2.875%, 9/12/2023	14,852,235
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $49,988,043)	49,823,390
	MORTGAGE-BACKED SECURITIES—8.1%
	Federal Home Loan Mortgage Corporation—3.0%
2,986,396	3.500%, 5/1/2032	2,988,890
4,855,797	3.500%, 7/1/2033	4,856,818
	TOTAL	7,845,708
	Federal National Mortgage Association—5.1%
3,325,907	3.500%, 6/1/2031	3,329,958
4,050,288	3.500%, 1/1/2033	4,052,691
2,986,162	3.500%, 2/1/2033	2,987,000

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$3,035,064	3.500%, 9/1/2033	$3,035,441
	TOTAL	13,405,090
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,258,168)	21,250,798
	PURCHASED CALL OPTION—0.0%
10	United States Treasury Note 5-Year Futures, Notional Amount $1,123,800, Exercise Price, $112.75, Expiration Date 12/21/2018 (IDENTIFIED COST $4,241)	2,656
	INVESTMENT COMPANY—1.9%
5,085,851	Federated Government Obligations Fund, Premier Shares, 2.08%[1] (IDENTIFIED COST $5,085,851)	5,085,851
	TOTAL INVESTMENT IN SECURITIES-100.0% (IDENTIFIED COST $261,612,693)	260,855,676
	OTHER ASSETS AND LIABILITIES-NET—0.0%[2]	(93,428)
	TOTAL NET ASSETS—100%	$260,762,248
At October 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[3]United States Treasury Note 5-Year Long Futures	250	$28,095,703	December 2018	$(80,389)
[3]United States Treasury Note 2-Year Short Futures	300	$63,196,875	December 2018	$(17,890)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(98,279)
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,859,836 and $9,472,168, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $8,047 and $9,849, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2018	10,622,543
Purchases/Additions	177,519,547
Sales/Reductions	(183,056,238)
Balance of Shares Held 10/31/2018	5,085,851
Value	$5,085,851
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$71,897
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$176,150,601	$—	$176,150,601
Collateralized Mortgage Obligations	—	8,542,380	—	8,542,380
Government Agencies	—	49,823,390	—	49,823,390
Mortgage-Backed Securities	—	21,250,798	—	21,250,798
Purchased Call Option	2,656	—	—	2,656
Investment Company	5,085,851	—	—	5,085,851
TOTAL SECURITIES	$5,088,507	$255,767,169	$—	$260,855,676
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(98,279)	—	—	(98,279)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(98,279)	$—	$—	$(98,279)
[1]	Other financial instruments are futures contracts.
The following acronym is used throughout this portfolio:
REMIC—Real Estate Mortgage Investment Conduit
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 2-5 Years

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018